UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      CapitalWorks Investment Partners, LLC

Address:   402 West Broadway
           25th Floor
           San Diego, CA 92101

13F File Number: 28-05519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      John D. Wylie
Title:     Partner, CapitalWorks Investment Partners, LLC
Phone:     (619) 615-1000


Signature, Place and Date of Signing:

/s/ JOHN D. WYLIE               SAN DIEGO, CALIFORNIA          August 15, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
                     Frank Russell Company
                     13F File Number: 28-01190

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  120

Form 13F Information Table Value Total:  $212,282
                                        (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                      NONE


FORM 13F INFORMATION TABLE
CAPITALWORKS INVESTMENT PARTNERS, LLC


COLUMN 1                          COLUMN  2          COLUMN 3     COLUMN 4    COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                  TITLE                                  SHRS OR   SH/ PUT/   INVESTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS           CUSIP       VALUE   PRN AMT   PRN CALL   DISCRETN  MGRS   SOLE     SHARED  NONE
--------------                    --------           -----       -----   -------   --- ----   --------  ----   ----     ------  ----
SAKS INC                          Note 2.000%        79377WAL2     834     750,000  PRN       SOLE      NONE     750,000
TEKELEC INC                       Note 2.250% 6/1    879101AE3     777     750,000  PRN       SOLE      NONE     750,000
DICKS SPORTING GOODS INC          Note 1.606% 2/1    253393AB8     771   1,000,000  PRN       SOLE      NONE   1,000,000
INVITROGEN CORP                   Note 1.500% 2/1    46185RAK6     721     750,000  PRN       SOLE      NONE     750,000
MERCURY INTERACTIVE CORP          Note 5/0           589405AD1     697     750,000  PRN       SOLE      NONE     750,000
MAXTOR CORP                       Note 6.800% 4/3    577729AC0     692     750,000  PRN       SOLE      NONE     750,000
HALLIBURTON COMPANY               Note 3.125% 7/1    406216AM3     691     500,000  PRN       SOLE      NONE     500,000
OPENWAVE SYS INC                  Note 2.750% 9/0    683718AC4     640     600,000  PRN       SOLE      NONE     600,000
CENTURY ALUMINUM                  Note 1.750% 8/0    156431AE8     637     710,000  PRN       SOLE      NONE     710,000
AGERE SYS INC                     Note 6.500% 12/1   00845VAA8     605     600,000  PRN       SOLE      NONE     600,000
AMERICAN TOWER CORP               Note 3.000% 8/1    029912AR3     598     500,000  PRN       SOLE      NONE     500,000
AMR CORP 144A                     Note 4.500% 2/1    001765BB1     579     750,000  PRN       SOLE      NONE     750,000
LIBERTY MEDIA CORP                Deb 3.500% 1/1     530715AN1     575     650,000  PRN       SOLE      NONE     650,000
SCHLUMBERGER LTD                  DBCV 1.500% 6/0    806857AC2     574     500,000  PRN       SOLE      NONE     500,000
LUCENT TECHNOLOGIES INC           DBCV 2.750% 6/1    549463AHO     561     500,000  PRN       SOLE      NONE     500,000
BEST BUY INC                      SDCV 2.250% 1/1    086516AF8     558     500,000  PRN       SOLE      NONE     500,000
CYPRESS SEMICONDUCTOR CORP        Note 1.250% 6/1    232806AH2     529     500,000  PRN       SOLE      NONE     500,000
E M C CORP MASS                   Note 4.500% 4/0    268648AG7     528     500,000  PRN       SOLE      NONE     500,000
LIBERTY MEDIA CORP NEW            DEB 0.750% 3/3     530718AF2     528     500,000  PRN       SOLE      NONE     500,000
QUANTA SVCS INC                   SDCV 4.500% 10/0   74762EAC6     515     500,000  PRN       SOLE      NONE     500,000
LAMAR ADVERTISING CO              Note 2.875% 12/3   512815AG6     513     500,000  PRN       SOLE      NONE     500,000
AKAMAI TECH                       Note 1.000% 12/1   00971TAE1     502     500,000  PRN       SOLE      NONE     500,000
MAVERICK TUBE CORP                Note 4.000% 6/1    577914AB0     490     400,000  PRN       SOLE      NONE     400,000
UNITED RENTALS NORTH AMERICAN IN  Note 1.875% 10/1   911365AH7     486     500,000  PRN       SOLE      NONE     500,000
FLIR SYSTEMS INC                  Note 3.000% 6/0    302445AB7     446     300,000  PRN       SOLE      NONE     300,000
TYCO INTL GROUP S A               DBCV 3.125% 1/1    902118BE7     346     250,000  PRN       SOLE      NONE     250,000
TYCO INTL GROUP                   DBCV 3.125% 1/1    902118BG2     207     150,000  PRN       SOLE      NONE     150,000
O2 MICRO INTERNATIONAL LIMIT      ORD                G6797E106   5,342     381,000  SH        SOLE      NONE     381,000
SPORTS AUTH INC                   COM                84917U109   4,573     143,800  SH        SOLE      NONE     143,800
ALAMOSA PCS HOLDINGS COM          COM                011589108   4,466     321,300  SH        SOLE      NONE     321,300
AMN HEALTHCARES SVCS INC          COM                001744101   4,246     282,500  SH        SOLE      NONE     282,500
GENESIS MICROCHIP INC             COM                37184C103   4,174     226,100  SH        SOLE      NONE     226,100
SUPERIOR ENERGY SERVICES INC      COM                868157108   4,130     232,000  SH        SOLE      NONE     232,000
HEALTHTRONICS INC                 COM                42222L107   3,819     294,000  SH        SOLE      NONE     294,000
SCIENTIFIC GAMES CORP             CL A               80874P109   3,754     139,400  SH        SOLE      NONE     139,400
DEVRY INC DEL                     COM                251893103   3,721     187,000  SH        SOLE      NONE     187,000
BROADCOM CORP                     CL A               111320107   3,336      93,900  SH        SOLE      NONE      93,900
DRS TECHNOLOGIES INC              COM                23330X100   3,148      61,393  SH        SOLE      NONE      61,393
DIGENE CORP                       COM                253752109   3,139     113,400  SH        SOLE      NONE     113,400
AMSOUTH BANCORPORATION            COM                032165102   3,055     117,500  SH        SOLE      NONE     117,500
MATRIXONE INC                     COM                57685P304   3,029     605,800  SH        SOLE      NONE     605,800
NORTHERN TR CORP                  COM                665859104   3,027      66,400  SH        SOLE      NONE      66,400
GREY WOLF INC                     COM                397888108   2,917     393,700  SH        SOLE      NONE     393,700
CYBERSOURCE CORP                  COM                23251J106   2,906     397,600  SH        SOLE      NONE     397,600
SCHERING PLOUGH CORP              COM                806605101   2,844     149,200  SH        SOLE      NONE     149,200
NUVASIVE INC                      COM                670704105   2,712     163,200  SH        SOLE      NONE     163,200
QUEST SOFTWARE INC                COM                74834T103   2,692     197,500  SH        SOLE      NONE     197,500
GRANT PRIDECO INC                 COM                38821G101   2,685     101,500  SH        SOLE      NONE     101,500
AGILE SOFTWARE CORP               COM                00846X105   2,528     401,300  SH        SOLE      NONE     401,300
LIBERTY MEDIA CORP                COM SER A          530718105   2,500     245,300  SH        SOLE      NONE     245,300
INTEGRATED DEVICE TECHNOLOGY      COM                458118106   2,448     227,700  SH        SOLE      NONE     227,700
WILLIAMS COMPANIES                COM                969457100   2,432     128,000  SH        SOLE      NONE     128,000
NAUTILUS GROUP INC                COM                63910B102   2,403      84,300  SH        SOLE      NONE      84,300
ALLIED HEALTHCARE INTERNATIONAL   COM                01923A109   2,394     338,100  SH        SOLE      NONE     338,100
MCAFEE INC                        COM                579064106   2,390      91,300  SH        SOLE      NONE      91,300
NABI BIOPHARMACEUTICALS           COM                629519109   2,334     153,236  SH        SOLE      NONE     153,236
JUPITERMEDIA CORP                 COM                48207D101   2,309     134,800  SH        SOLE      NONE     134,800
FREESCALE SEMICONDUCTOR IN CLASS  CL B               35687M206   2,309     109,000  SH        SOLE      NONE     109,000
LA QUINTA CORP                    PAIRED CTF         50419U202   2,268     243,100  SH        SOLE      NONE     243,100
ADVANCE AUTO PARTS INC            COM                00751Y106   2,246      34,800  SH        SOLE      NONE      34,800
JUNIPER NETWORKS                  COM                48203R104   2,206      87,600  SH        SOLE      NONE      87,600
INTERSIL CORP                     CL A               46069S109   2,196     117,000  SH        SOLE      NONE     117,000
CYPRESS SEMICONDUCTOR             COM                232806109   2,158     171,400  SH        SOLE      NONE     171,400
CHESAPEAKE ENERGY CORP            COM                165167107   2,150      94,300  SH        SOLE      NONE      94,300
ARGON ST INC                      COM                040149106   2,150      60,552  SH        SOLE      NONE      60,552
SYMYX TECHNOLOGIES INC            COM                87155S108   2,090      74,700  SH        SOLE      NONE      74,700
ERICSSON LM TEL CO                ADR BSEK 10        294821608   2,086      65,300  SH        SOLE      NONE      65,300
BEST BUY                          COM                086516101   2,070      30,200  SH        SOLE      NONE      30,200
BJS RESTAURANTS INC               COM                09180C106   2,062     101,400  SH        SOLE      NONE     101,400
TRINITY INDUSTRIES INC            COM                896522109   2,018      63,000  SH        SOLE      NONE      63,000
WRIGHT MEDICAL GROUP INC          COM                98235T107   2,006      75,100  SH        SOLE      NONE      75,100
RC2 CORPORATION                   COM                749388104   1,976      52,600  SH        SOLE      NONE      52,600
LIFELINE SYSTEMS INC              COM                532192101   1,975      61,500  SH        SOLE      NONE      61,500
ADVENT SOFTWARE                   COM                007974108   1,965      97,000  SH        SOLE      NONE      97,000
MCGRATH RENTCORP                  COM                580589109   1,962      82,800  SH        SOLE      NONE      82,800
UNITED TECHNOLOGIES CORP          COM                913017109   1,962      38,200  SH        SOLE      NONE      38,200
FIRST ADVANTAGE CORP              CL A               31845F100   1,935      82,700  SH        SOLE      NONE      82,700
CROSS CTRY HEALTHCARE INC         COM                227483104   1,870     110,000  SH        SOLE      NONE     110,000
ORASURE TECH                      COM                68554V108   1,863     186,700  SH        SOLE      NONE     186,700
GOOGLE INC                        CL A               38259P508   1,853       6,300  SH        SOLE      NONE       6,300
AMR CORP                          COM                001765106   1,812     149,600  SH        SOLE      NONE     149,600
GENTIVA HEALTH SERVICES INC       COM                37247A102   1,811     101,400  SH        SOLE      NONE     101,400
AUTODESK INC                      COM                052769106   1,765      51,400  SH        SOLE      NONE      51,400
INSITUFORM TECHNOLOGIES INC       CL A               457667103   1,762     110,600  SH        SOLE      NONE     110,600
VARIAN SEMICONDUCTOR EQUIPMENT    COM                922207105   1,739      47,000  SH        SOLE      NONE      47,000
SYBRON DENTAL SPECIALTIES INC     COM                871142105   1,712      45,500  SH        SOLE      NONE      45,500
ALLSCRIPTS HEALTHCARE SOLUTIONS   COM                01988P108   1,639      98,700  SH        SOLE      NONE      98,700
AMERICAN TOWER CORP               CL A               029912201   1,629      77,500  SH        SOLE      NONE      77,500
ACTIVISION INC                    COM                004930202   1,624      98,300  SH        SOLE      NONE      98,300
TODCO                             CL A               88889T107   1,594      62,100  SH        SOLE      NONE      62,100
VASCULAR SOLUTIONS INC            COM                92231M109   1,569     135,000  SH        SOLE      NONE     135,000
TRIDENT MICROSYSTEMS INC          COM                895919108   1,529      67,400  SH        SOLE      NONE      67,400
FORMFACTOR INC                    COM                346375108   1,503      56,900  SH        SOLE      NONE      56,900
HOLOGIC INC                       COM                436440101   1,467      36,900  SH        SOLE      NONE      36,900
QUANTA SVCS INC COM               COM                74762E102   1,426     162,000  SH        SOLE      NONE     162,000
LIFETIME FITNESS INC              COM                53217R207   1,411      43,000  SH        SOLE      NONE      43,000
RADIANT SYSTEMS INC               COM                75025N102   1,408     123,500  SH        SOLE      NONE     123,500
COMPUTER PROGRAMS AND SYSTEMS IN  COM                205306103   1,401      37,600  SH        SOLE      NONE      37,600
MERCURY COMPUTER SYSTEMS          COM                589378108   1,368      49,892  SH        SOLE      NONE      49,892
ARTHROCARE CORP                   COM                043136100   1,364      39,041  SH        SOLE      NONE      39,041
McMORAN EXPLORATION               COM                582411104   1,331      68,200  SH        SOLE      NONE      68,200
AMERICAN RETIREMENT CORP          COM                028913101   1,304      89,185  SH        SOLE      NONE      89,185
EQUINIX INC                       COM                29444U502   1,292      29,800  SH        SOLE      NONE      29,800
KEYNOTE SYSTEMS INC               COM                493308100   1,287     110,300  SH        SOLE      NONE     110,300
SEEBEYOND TECH CORP               COM                815704101   1,283     307,000  SH        SOLE      NONE     307,000
SUPERTEX INC                      COM                868532102   1,280      72,500  SH        SOLE      NONE      72,500
INFORMATICA CORP                  COM                45666Q102   1,277     152,200  SH        SOLE      NONE     152,200
PHOTON DYNAMICS INC               COM                719364101   1,270      61,600  SH        SOLE      NONE      61,600
FOX HOLLOW TECHNOLOGIES           COM                35166A103   1,263      33,000  SH        SOLE      NONE      33,000
OPENWAVE SYSTEMS INC              COM                683718308   1,258      76,700  SH        SOLE      NONE      76,700
CHEMED CORP COM                   COM                16359R103   1,210      29,600  SH        SOLE      NONE      29,600
ADTRAN INC                        COM                00738A106   1,204      48,700  SH        SOLE      NONE      48,700
CUTERA INC                        COM                232109108   1,197      69,000  SH        SOLE      NONE      69,000
BOTTOMLINE TECHNOLOGIES INC       COM                101388106   1,115      74,500  SH        SOLE      NONE      74,500
IDENIX PHARMACEUTICALS INC        COM                45166R204   1,110      51,200  SH        SOLE      NONE      51,200
MANHATTAN ASSOCIATES INC          COM                562750109   1,085      56,500  SH        SOLE      NONE      56,500
PACER INTL INC TENN               COM                69373H106     950      43,600  SH        SOLE      NONE      43,600
FARO TECHNOLOGIES INC             COM                311642102     916      33,600  SH        SOLE      NONE      33,600
MICROCHIP TECHNOLOGY COM          COM                595017104     379      12,800  SH        SOLE      NONE      12,800
TEXAS ROADHOUSE INC               CL A               882681109     309       8,900  SH        SOLE      NONE       8,900


02466.0001 #593961